COMBINED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total Stockholders' Equity Class A-1 Shares	Total Stockholders' Equity Class A-2 Shares	Total Stockholders' Equity	Parent's Net Investment Class A-1 Shares	Parent's Net Investment	Common Stock Class A-1 Shares	Common Stock Class A-2 Shares	Additional Paid-In Capital Class A-1 Shares	Additional Paid-In Capital	Cumulative Dividends In Excess Of Earnings	Common Units of Janus OP, LLC, held by Healthpeak Properties, Inc.	Other Noncontrolling Interests	Class A-1 Shares	Class A-2 Shares	Total
Beginning balance at Dec. 31, 2024															$ 1,308,853
Increase (Decrease) in Stockholders' Equity
Net income (loss)															(3,268)
Net distributions to Parent															(18,823)
Ending balance at Sep. 30, 2025															1,286,762
Beginning balance at Dec. 31, 2024															1,308,853
Increase (Decrease) in Stockholders' Equity
Net income (loss)															6,349
Net distributions to Parent															(32,892)
Ending balance at Dec. 31, 2025			$ 1,282,310		$ 1,282,310	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0			1,282,310
Ending balance (in shares) at Dec. 31, 2025						0	0						0	0
Beginning balance at Jun. 30, 2025															1,289,486
Increase (Decrease) in Stockholders' Equity
Net income (loss)															1,412
Net distributions to Parent															(4,136)
Ending balance at Sep. 30, 2025															1,286,762
Beginning balance at Dec. 31, 2025			1,282,310		1,282,310	$ 0	$ 0		0	0	0	0			1,282,310
Increase (Decrease) in Stockholders' Equity
Net income (loss)			37,734		39,888					(2,154)	(650)	40			37,124
Net contributions from Parent			837,092		$ 837,092										837,092
Issuance of Class A common stock in connection with initial public offering / net of underwriting fees and offering costs	$ 1,334,665	$ 759		$ (2,159,290)		$ 2,344	$ 759	$ 3,491,611					$ 1,334,665	$ 759
Issuance of Class A common stock in connection with initial public offering / net of underwriting fees and offering costs (in shares)						234,373,000	75,918,000
Issuance of noncontrolling interests in connection with initial public offering											763,402	2,737			766,139
Stock-based compensation			329						329			435			764
Common dividends			(99,875)							(99,875)					(99,875)
Acquisition of noncontrolling interests												345			345
Distributions to noncontrolling interests											(33,777)	(455)			(34,232)
Adjustments to noncontrolling interests			(280,034)						(280,034)		280,034				0
Ending balance at Sep. 30, 2026			3,112,980			$ 2,344	$ 759		3,211,906	(102,029)	1,009,009	3,102			4,125,091
Ending balance (in shares) at Sep. 30, 2026						234,373,000	75,918,000						234,372,996	75,917,780
Beginning balance at Jun. 30, 2026			2,738,619			$ 2,160	$ 759		2,767,474	(31,774)	963,255	2,945			3,704,819
Beginning balance (in shares) at Jun. 30, 2026						215,973,000	75,918,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(4,321)							(4,321)	(1,299)	12			(5,608)
Issuance of Class A common stock in connection with initial public offering / net of underwriting fees and offering costs	$ 513,148					$ 184		$ 512,964					$ 513,148
Issuance of Class A common stock in connection with initial public offering / net of underwriting fees and offering costs (in shares)						18,400,000
Stock-based compensation			158						158			210			368
Common dividends			(65,934)							(65,934)					(65,934)
Distributions to noncontrolling interests											(21,637)	(65)			(21,702)
Adjustments to noncontrolling interests			(68,690)						(68,690)		68,690
Ending balance at Sep. 30, 2026			$ 3,112,980			$ 2,344	$ 759		$ 3,211,906	$ (102,029)	$ 1,009,009	$ 3,102			$ 4,125,091
Ending balance (in shares) at Sep. 30, 2026						234,373,000	75,918,000						234,372,996	75,917,780